Application Of New And Revised International Financial Reporting Standards (Ifrs), International Accounting Standards (Ias), Ifric Interpretations (Ifric), And Sic Interpretations (Sic) Issued By The International Accounting Standards Board (Iasb) (Collectively, "Ifrss") - Additional Information (Detail)
Jan. 01, 2019
Disclosure of initial application of standards or interpretations [abstract]
Weighted average incremental borrowing rate	1.46%